Quarterly Holdings Report
for

Fidelity® Michigan Municipal Income Fund

March 31, 2021

MIR-QTLY-0521
1.814644.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,075,466
Series C, 5% 10/1/21 (Escrowed to Maturity) (a)	975,000	996,445
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,253,754

TOTAL GUAM		3,325,665

Michigan - 98.0%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,785,939
5% 5/1/37	1,175,000	1,395,793
Bay City School District Rev. Series 2014:
5% 11/1/25	1,000,000	1,141,552
5% 11/1/26	1,000,000	1,140,561
5% 11/1/27	700,000	797,238
5% 11/1/28	250,000	284,234
Bloomfield Hills Schools District Series 2020, 4% 5/1/50	1,500,000	1,734,360
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	2,963,460
5% 5/1/30	1,250,000	1,469,578
5% 5/1/34	2,475,000	2,898,863
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,192,529
5% 5/1/33	1,000,000	1,191,037
5% 5/1/34	1,075,000	1,278,230
5% 5/1/35	775,000	919,596
Clarkston Cmnty. Schools Series 2016:
5% 5/1/28	1,745,000	2,056,158
5% 5/1/29	1,500,000	1,763,493
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	529,100
Series A:
5% 7/1/29 (FSA Insured)	1,340,000	1,514,193
5% 7/1/31 (FSA Insured)	1,775,000	2,004,524
5% 7/1/33 (FSA Insured)	2,000,000	2,257,250
5% 7/1/34 (FSA Insured)	1,750,000	1,974,495
5% 7/1/35 (FSA Insured)	2,750,000	3,100,897
5% 7/1/37 (FSA Insured)	2,000,000	2,253,831
Detroit Gen. Oblig.:
Series 2018:
5% 4/1/21	1,000,000	1,000,000
5% 4/1/22	725,000	751,880
5% 4/1/23	310,000	332,743
Series 2020:
5.5% 4/1/35	690,000	853,038
5.5% 4/1/36	435,000	536,328
5.5% 4/1/37	465,000	571,287
5.5% 4/1/38	490,000	600,745
Series 2021 A:
5% 4/1/37	1,875,000	2,263,442
5% 4/1/39	1,210,000	1,452,668
Detroit School District School Bldg. and Site Impt.:
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	4,260,000	5,700,569
Series 2012 A, 5% 5/1/24	5,000,000	5,256,335
Detroit Swr. Disp. Rev. Series 2006, 5% 7/1/36	10,000	10,032
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,044,289
5% 10/1/22 (FSA Insured)	2,645,000	2,819,290
5% 10/1/26 (FSA Insured)	4,850,000	5,182,358
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (FSA Insured)	735,000	919,616
5% 4/1/34 (FSA Insured)	520,000	648,107
5% 4/1/35 (FSA Insured)	500,000	621,217
Farmington Pub. School District Gen. Oblig.:
Series 2015:
5% 5/1/26 (FSA Insured)	1,385,000	1,633,192
5% 5/1/27 (FSA Insured)	1,425,000	1,677,207
Series 2020, 4% 5/1/40	3,000,000	3,487,625
Fitzgerald Pub. School District Series 2019, 5% 5/1/37	1,260,000	1,592,827
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	1,938,705
4% 7/1/41	1,395,000	1,487,614
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,707,381
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (FSA Insured)	480,000	591,907
Series 2019:
5% 11/1/39 (FSA Insured)	1,200,000	1,501,245
5% 11/1/41 (FSA Insured)	1,300,000	1,609,197
5% 11/1/42 (FSA Insured)	1,400,000	1,724,116
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	595,120
5% 1/1/33	250,000	310,894
5% 1/1/34	550,000	681,384
5% 1/1/35	400,000	493,595
5% 1/1/38	655,000	800,592
Series 2012, 5% 1/1/37	1,250,000	1,345,859
Series 2014:
5% 1/1/27	1,300,000	1,462,394
5% 1/1/29	800,000	897,366
5% 1/1/30	2,000,000	2,243,415
Series 2016, 5% 1/1/37	1,250,000	1,476,470
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	298,360
5% 1/1/32	320,000	381,572
5% 1/1/33	550,000	654,980
5% 1/1/34	500,000	594,412
5% 1/1/35	920,000	1,091,366
5% 1/1/36	385,000	455,732
5% 1/1/46	800,000	930,445
Grand Traverse County Hosp. Fin. Auth.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,019,775
Series 2014 A, 5% 7/1/47	1,400,000	1,558,223
Series 2019 A:
5% 7/1/44	1,110,000	1,328,503
5% 7/1/49	2,615,000	3,112,508
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	572,761
5% 12/1/26	1,900,000	2,164,440
5% 12/1/28	1,800,000	2,044,923
Series 2018:
5% 12/1/34	1,075,000	1,324,095
5% 12/1/35	1,225,000	1,504,710
5% 12/1/37	1,375,000	1,679,082
5% 12/1/38	875,000	1,065,778
5% 12/1/43	1,400,000	1,701,292
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (FSA Insured)	1,000,000	1,169,804
4% 5/1/40 (FSA Insured)	1,300,000	1,518,340
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/30	2,000,000	2,425,136
Series 2016 C, 5% 7/1/31	7,000,000	8,392,525
Series 2018 A:
5% 7/1/43	10,000,000	12,158,773
5% 7/1/48	5,000,000	6,039,315
Series 2018 B, 5% 7/1/28	1,125,000	1,442,071
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,450,706
Series 2020 B:
5% 7/1/45	1,850,000	2,270,624
5% 7/1/49	1,300,000	1,592,099
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,253,905
5% 5/1/39	1,000,000	1,248,880
Hudsonville Pub. Schools:
Series 2013:
4% 5/1/24	1,220,000	1,313,902
4% 5/1/25	500,000	537,816
5% 5/1/22	600,000	630,297
Series 2017:
5% 5/1/31	430,000	533,112
5% 5/1/32	1,200,000	1,484,849
5% 5/1/34	1,000,000	1,232,862
5% 5/1/35	1,000,000	1,229,339
Ingham, Eaton and Clinton Counties Lansing School District Series II:
4% 5/1/21	375,000	376,042
4% 5/1/22	345,000	359,149
5% 5/1/23	430,000	472,056
5% 5/1/24	355,000	404,313
Jackson County Series 2019, 4% 5/1/34 (Build America Mutual Assurance Insured)	2,310,000	2,672,636
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	2,000,000	2,186,682
5% 5/15/28	780,000	927,209
5% 5/15/30	5,000,000	5,933,325
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,505,198
Lake Orion Cmnty. School District Series 2016, 5% 5/1/23	1,915,000	2,102,296
Lansing Board of Wtr. & Lt. Util. Rev.:
Bonds Series 2021 B, 2%, tender 7/1/26 (b)	2,000,000	2,114,096
Series 2019 A:
5% 7/1/22	230,000	243,623
5% 7/1/23	340,000	375,830
5% 7/1/24	375,000	430,363
5% 7/1/25	375,000	444,465
Lansing Cmnty. College:
Series 2012:
5% 5/1/23	1,135,000	1,193,819
5% 5/1/25	350,000	367,905
Series 2019, 5% 5/1/44	3,000,000	3,674,600
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,433,174
5% 5/1/29	1,430,000	1,713,530
5% 5/1/31	500,000	597,221
5% 5/1/32	1,000,000	1,193,350
Lowell Area Schools Series I:
5% 5/1/47	1,500,000	1,862,005
5% 5/1/49	1,750,000	2,169,671
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,580,920
5% 5/1/34	1,750,000	2,145,950
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	945,959
5% 7/1/30	900,000	1,089,922
5% 7/1/31	780,000	943,789
5% 7/1/32	1,000,000	1,209,623
5% 7/1/33	705,000	851,751
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 1, 5% 10/15/50	7,250,000	8,381,365
Series I, 3% 10/15/45	6,000,000	6,344,918
Series I, 5% 4/15/38	3,000,000	3,533,055
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/30	1,000,000	1,285,575
5% 11/1/31	750,000	959,607
5% 11/1/32	1,000,000	1,275,612
5% 11/1/33	3,250,000	4,128,278
5% 11/1/35	1,000,000	1,261,036
5% 11/1/36	1,250,000	1,570,376
5% 11/1/37	1,500,000	1,879,235
5% 11/1/38	1,595,000	1,990,598
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	2,000,000	2,229,548
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C3, 5% 7/1/22 (FSA Insured)	2,000,000	2,117,947
Series 2014 D1, 5% 7/1/22 (FSA Insured)	2,000,000	2,117,947
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. and Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/25 (FSA Insured)	1,850,000	2,119,251
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/24	2,940,000	3,408,077
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,328,313
5% 1/1/40	3,000,000	3,187,951
(Kalamazoo College Proj.) Series 2018, 4% 12/1/47	2,610,000	2,886,273
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,133,084
(Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/39 (Pre-Refunded to 6/1/24 @ 100)	540,000	616,163
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	886,169
5% 12/1/37	3,270,000	3,986,745
5% 12/1/42	2,120,000	2,557,533
Bonds:
Series 2016 E1, 4%, tender 8/15/24 (b)	1,185,000	1,312,791
Series 2019 B, 3.5%, tender 11/15/22 (b)	5,000,000	5,232,942
Series 2019 MI2, 5%, tender 2/1/25 (b)	5,000,000	5,802,824
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	131,982
Series 2012:
5% 11/15/24	660,000	709,641
5% 11/15/25	1,000,000	1,074,708
5% 11/15/26	800,000	859,362
5% 11/1/42	2,000,000	2,116,907
5% 11/15/42	3,120,000	3,326,419
Series 2013, 5% 8/15/30	4,105,000	4,473,959
Series 2014 H1:
5% 10/1/22	1,000,000	1,023,443
5% 10/1/25	2,250,000	2,601,060
5% 10/1/39	4,725,000	5,383,468
Series 2014:
5% 6/1/25 (Pre-Refunded to 6/1/24 @ 100)	1,000,000	1,141,043
5% 6/1/26 (Pre-Refunded to 6/1/24 @ 100)	700,000	798,730
5% 6/1/27 (Pre-Refunded to 6/1/24 @ 100)	700,000	798,730
Series 2015 C:
5% 7/1/26	570,000	673,747
5% 7/1/27	1,215,000	1,432,793
5% 7/1/28	1,500,000	1,764,753
5% 7/1/35	2,100,000	2,453,413
Series 2015 D1:
5% 7/1/34	1,250,000	1,465,486
5% 7/1/35	500,000	585,283
Series 2015 D2, 5% 7/1/34	1,000,000	1,170,111
Series 2016 A, 5% 11/1/44	6,190,000	7,119,419
Series 2016:
5% 11/15/28	2,655,000	3,247,738
5% 1/1/29	1,000,000	1,167,683
5% 11/15/29	2,950,000	3,585,778
5% 1/1/30	1,000,000	1,161,412
5% 1/1/31	1,170,000	1,353,918
5% 1/1/32	1,895,000	2,187,231
5% 1/1/33	1,915,000	2,204,983
5% 1/1/34	2,135,000	2,452,589
5% 11/15/34	1,135,000	1,358,751
5% 11/15/41	11,710,000	13,790,045
Series 2019 A:
4% 12/1/49	7,000,000	8,039,268
4% 2/15/50	4,000,000	4,505,772
4% 11/15/50	8,750,000	9,810,945
5% 11/15/48	9,865,000	12,109,888
5% 5/15/54	1,000,000	1,160,857
Series 2019 MI1, 5% 12/1/48	2,000,000	2,441,611
Series 2020 A:
4% 6/1/35	2,000,000	2,400,106
4% 6/1/37	2,000,000	2,376,692
4% 6/1/40	2,000,000	2,351,579
4% 6/1/49	4,250,000	4,828,919
Series 2020, 4% 11/1/55	2,500,000	2,839,110
Series 2021, 5% 9/1/38 (c)	1,270,000	1,604,749
Michigan Gen. Oblig. Series 2020 A:
4% 5/15/40	500,000	597,110
5% 5/15/30	1,100,000	1,474,173
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	3,650,000	3,791,249
Series 2005 A4, 5% 11/1/22	930,000	999,425
Series 2010 F4, 5% 11/15/47	3,000,000	3,734,021
Series 2016:
5% 11/15/46	3,500,000	4,200,467
5% 11/15/47	18,000,000	21,556,923
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 0.65% 10/1/24	500,000	499,252
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	3,715,000	4,103,125
Series 2020 C, 3% 6/1/51	3,580,000	3,909,346
Series A:
3.5% 12/1/50	2,980,000	3,299,640
4% 12/1/48	1,650,000	1,801,611
Series C, 4.25% 6/1/49	3,530,000	3,905,066
Michigan State Univ. Revs.:
Series 2019 B, 5% 2/15/48	3,000,000	3,679,598
Series 2019 C, 4% 2/15/44	1,500,000	1,741,714
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,679,346
(I-75 Impt. Proj.) Series 2018, 5% 12/31/26 (a)	310,000	377,352
Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(b)	6,000,000	6,157,652
Series 2020:
4% 5/15/27	1,010,000	1,114,014
5% 5/15/44	1,500,000	1,666,228
Michigan Trunk Line Fund Rev. Series 2020 B:
4% 11/15/45	6,000,000	7,133,758
5% 11/15/36	6,000,000	7,872,874
Milan Area Schools Series 2019, 5% 5/1/21	950,000	953,177
Novi Cmnty. School District Series I:
5% 5/1/43	1,150,000	1,443,670
5% 5/1/44	1,175,000	1,471,349
Oakland Macomb Intercepto Series 2020 A, 5% 7/1/29	1,500,000	1,949,960
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,217,651
5% 3/1/25	1,225,000	1,274,663
5% 3/1/26	1,290,000	1,342,178
Series 2013 A:
5% 3/1/25	995,000	1,076,248
5% 3/1/26	1,620,000	1,752,284
5% 3/1/27	815,000	880,740
5% 3/1/38	2,900,000	3,132,771
Series 2014:
5% 3/1/28	335,000	373,112
5% 3/1/29	525,000	583,578
5% 3/1/39	3,000,000	3,334,277
Series 2016:
5% 3/1/28	1,150,000	1,365,647
5% 3/1/41	3,475,000	4,063,919
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	3,008,047
5% 11/1/34	1,250,000	1,500,585
5% 11/1/35	1,300,000	1,557,755
5% 11/1/39	755,000	896,871
Series 2019, 4% 11/1/38	2,000,000	2,293,591
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,809,794
Rockford Pub. Schools Gen. Oblig. Series 2019 I:
4% 5/1/22	1,575,000	1,636,814
5% 5/1/42	3,050,000	3,770,442
5% 5/1/44	3,100,000	3,815,280
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	887,066
5% 5/1/26	1,385,000	1,632,578
Series 2015:
5% 5/1/24	570,000	648,241
5% 5/1/27	1,795,000	2,111,899
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26	1,000,000	1,130,267
5% 9/1/27	1,175,000	1,326,971
5% 9/1/28	1,870,000	2,110,121
Saginaw City School District Series 2021, 4% 5/1/47	3,000,000	3,542,679
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
4% 7/1/36	770,000	906,977
4% 7/1/37	820,000	962,385
4% 7/1/39	1,430,000	1,665,711
4% 7/1/40	490,000	568,440
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,729,042
5% 5/1/24	3,200,000	3,647,682
Walled Lake Consolidated School District Series 2020, 5% 5/1/36	1,050,000	1,372,657
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	886,564
5% 5/1/34	5,630,000	6,795,873
5% 5/1/35	1,250,000	1,505,401
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	803,980
4% 5/1/24 (FSA Insured)	750,000	826,719
4% 5/1/25 (FSA Insured)	500,000	563,883
Series 2018:
5% 5/1/30	550,000	703,373
5% 5/1/32	1,100,000	1,395,782
5% 5/1/34	1,175,000	1,478,366
5% 5/1/35	1,200,000	1,503,047
5% 5/1/36	1,000,000	1,247,390
5% 5/1/37	1,300,000	1,616,884
5% 5/1/38	800,000	992,045
Washtenaw Intermediate School District Series 2019, 5% 5/1/23	2,000,000	2,191,669
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,155,116
5% 12/1/22 (a)	5,260,000	5,418,224
Series 2012 A, 5% 12/1/23	2,300,000	2,480,466
Series 2012 B, 5% 12/1/32 (a)	1,500,000	1,612,755
Series 2014 C:
5% 12/1/29 (a)	720,000	823,736
5% 12/1/31 (a)	860,000	981,242
5% 12/1/34 (a)	1,655,000	1,883,846
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,553,290
Series 2015 G:
5% 12/1/35	5,435,000	6,394,158
5% 12/1/36	5,760,000	6,762,199
Series 2017 A:
5% 12/1/22	640,000	689,081
5% 12/1/37	545,000	656,419
5% 12/1/42	1,455,000	1,752,241
Series 2017 B, 5% 12/1/47 (a)	450,000	526,890
Series 2018 B, 5% 12/1/48 (a)	5,000,000	5,889,387
Series 2018 D:
5% 12/1/30 (a)	4,365,000	5,401,698
5% 12/1/31 (a)	2,825,000	3,472,797
5% 12/1/32 (a)	2,945,000	3,595,236
Wayne State Univ. Revs. Series 2019 A:
4% 11/15/38	1,000,000	1,156,484
4% 11/15/39	800,000	922,912
West Ottawa Pub. School District Series 2014 1:
5% 5/1/30	725,000	823,087
5% 5/1/32	500,000	567,154
5% 5/1/34	900,000	1,019,108
5% 5/1/35	250,000	282,677
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	368,710
5% 11/15/26	400,000	460,578
5% 11/15/28	650,000	745,181
5% 11/15/29	750,000	859,535
5% 11/15/30	855,000	980,199
5% 11/15/31	700,000	802,502
Series 2015 A:
5% 11/15/26	1,000,000	1,167,382
5% 11/15/28	2,505,000	2,913,255
Series 2019 A, 5% 11/15/44	2,000,000	2,468,538
Series 2021 A:
5% 11/15/27 (FSA Insured)	300,000	377,067
5% 11/15/30 (FSA Insured)	200,000	261,859
5% 11/15/31 (FSA Insured)	150,000	198,755
5% 11/15/32 (FSA Insured)	300,000	395,652
5% 11/15/34 (FSA Insured)	400,000	523,408
5% 11/15/36 (FSA Insured)	400,000	519,548
5% 11/15/38 (FSA Insured)	625,000	806,347
5% 11/15/40 (FSA Insured)	635,000	814,598
5% 11/15/41 (FSA Insured)	345,000	441,126
5% 11/15/51 (FSA Insured)	5,000,000	6,285,902
5% 11/15/53 (FSA Insured)	4,100,000	5,145,964
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,580,303
5% 5/1/30	1,550,000	1,871,835
5% 5/1/32	2,000,000	2,410,849
Zeeland Pub. Schools Series A:
5% 5/1/27	1,000,000	1,173,898
5% 5/1/28	500,000	585,629
5% 5/1/29	1,000,000	1,167,748
5% 5/1/30	1,000,000	1,167,748

TOTAL MICHIGAN		703,880,396

Puerto Rico - 0.2%
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,340,000	1,682,000
TOTAL MUNICIPAL BONDS
(Cost $668,531,156)		708,888,061

Municipal Notes - 0.2%
Michigan - 0.2%
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2005, 0.09% 4/1/21, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)
(Cost $1,210,000)	1,210,000	1,210,000
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $669,741,156)		710,098,061
NET OTHER ASSETS (LIABILITIES) - 1.1%		7,876,171
NET ASSETS - 100%		$717,974,232

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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